Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	ALLY FINANCIAL INC.
Entity Central Index Key	0000040729
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false